Taxation - Comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
Current year	$ 1,823	$ 1,200	$ 981
Adjustment to prior years	(187)	(5)	(10)
Total	1,636	1,195	971
Deferred tax
Origination and reversal of temporary differences	(2,563)	(1,417)	(178)
Adjustment to prior years	135	(158)	(21)
Total	(2,428)	(1,575)	(199)
Taxation (credit)/charge recognised in the profit for the period	(792)	(380)	772
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	231	117	(36)
Equity investments measured at fair value through Other comprehensive income	(15)	(27)	180
Movement in deferred taxes relating to changes in tax rates		(195)	(63)
Total	216	(105)	81
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on designated liabilities in net investment hedges	(73)	(43)	61
Fair value movement on cash flow hedges		(5)	22
Movement in deferred taxes relating to changes in tax rates		(8)
Total	(73)	(46)	39
Taxation related to components of other comprehensive income	$ 143	$ (151)	$ 120